SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Additional Information on RSUs
The following table provides additional information on Marriott RSUs for the last three fiscal years:

	2013	2012	2011
Share-based compensation expense (in millions)	$101	$83	$90
Weighted average grant-date fair value (per Marriott RSU)	$38	$35	$40
Aggregate intrinsic value of converted and distributed Marriott RSUs (in millions)	$125	$91	$113

Changes in Outstanding Restricted Stock Unit Grants
The following table shows the 2013 changes in our outstanding Marriott RSU grants and the associated weighted average grant-date fair values:

	Number of Marriott RSUs (in millions)	Weighted Average Grant-Date Fair Value (per RSU)
Outstanding at year-end 2012	7.4	$31
Granted during 2013 (2)	2.7	38
Distributed during 2013	(3.0)	29
Forfeited during 2013	(0.3)	34
Outstanding at year-end 2013 (1)	6.8	$35

(1)	Includes 0.2 million Marriott RSUs held by MVW employees.

(2)	Includes 0.2 million S&P RSUs granted to named executive officers.

Changes in Outstanding Stock Option Program Awards
The following table shows the 2013 changes in our outstanding Marriott Stock Option Program awards and the associated weighted average exercise prices:

	Number of Marriott Stock Options (in millions)	Weighted Average Exercise Price (per Option)
Outstanding at year-end 2012	9.5	$19
Granted during 2013	0.1	39
Exercised during 2013	(5.0)	17
Forfeited during 2013	—	46
Outstanding at year-end 2013 (1)	4.6	$22

(1)	Includes 0.1 million Marriott stock options held by MVW employees.

Stock Options Issued Under the Stock Option Program Awards
The following table shows the Marriott stock options issued under the Stock Option Program awards outstanding at year-end 2013, as well as those exercisable on that date (those where the exercise price was less than the market price of our common stock on that date):

			Outstanding			Exercisable
Range of Exercise Prices			Number of Stock Options (in millions)	Weighted Average Exercise Price (per Option)	Weighted Average Remaining Life (in years)	Number of Stock Options (in millions)	Weighted Average Exercise Price (per Option)	Weighted Average Remaining Life (in years)
$13	to	$17	2.5	$16	1	2.5	$16	1
18	to	22	0.6	22	1	0.6	22	1
23	to	46	1.5	32	4	1.1	30	3
13	to	46	4.6	22	2	4.2	21	2

Number of Options Granted and Associated Weighted Average Grant-Date Fair Values and Weighted Average Exercise Prices
The following table shows the number of Marriott stock options we granted in the last three fiscal years and the associated weighted average grant-date fair values and weighted average exercise prices:

	2013	2012	2011
Options granted	96,960	255,761	19,192
Weighted average grant-date fair value (per option)	$13	$12	$15
Weighted average exercise price (per option)	$39	$35	$38

Intrinsic Value of Outstanding Stock Options and Exercisable Stock Option
The following table shows the intrinsic value (the amount by which the market price of the underlying common stock exceeded the aggregate exercise price of the stock option) of all outstanding Marriott stock options and of exercisable Marriott stock options at year-end 2013 and 2012:

($ in millions)	2013	2012
Outstanding stock options	$126	$169
Exercisable stock options	121	168

Changes in Outstanding SARs
The following table shows the 2013 changes in our outstanding Marriott SARs and the associated weighted average exercise prices:

	Number of SARs (in millions)	Weighted Average Exercise Price
Outstanding at year-end 2012	6.2	$31
Granted during 2013	0.7	39
Exercised during 2013	(0.5)	30
Forfeited during 2013	—	41
Outstanding at year-end 2013 (1)	6.4	$32

(1)	Includes 0.2 million Marriott SARs held by MVW employees.

Number of Employee SARs and Director SARs Granted, Associated Weighted Average Base Values, And Weighted Average Grant-Date Fair Values
The following tables show the number of Employee Marriott SARs and Director Marriott SARs we granted in the last three fiscal years, the associated weighted average exercise prices, and the associated weighted average grant-date fair values:

Employee Marriott SARs	2013	2012	2011
Employee Marriott SARs granted (in millions)	0.7	1.0	0.7
Weighted average exercise price (per SAR)	$39	$35	$38
Weighted average grant-date fair value (per SAR)	$13	$12	$14
Director Marriott SARs	2013	2012	2011
Director Marriott SARs granted	5,903	5,915	—
Weighted average exercise price (per SAR)	$44	$39	$—
Weighted average grant-date fair value (per SAR)	$15	$14	$—

Assumptions for Stock Options and Employee SARs
We used the following assumptions to determine the fair value of the SARs and stock options we granted to employees and non-employee directors in 2013 and 2012, and to employees in 2011 (we did not grant SARs to non-employee directors in 2011):

	2013	2012	2011
Expected volatility	30 - 31%	31%	32%
Dividend yield	1.17%	1.01%	0.73%
Risk-free rate	1.8 - 1.9%	1.7 - 2.0%	3.4%
Expected term (in years)	8 - 10	8 - 10	8

Share-Based Compensation Expense, Number of Deferred Stock Units Granted, Weighted Average Grant-date Fair Value, and Aggregate Intrinsic Value of Non-Employee Director Deferred Stock Units
The following table shows the share-based compensation expense, the number of deferred stock units we granted, the weighted average grant-date fair value, and the aggregate intrinsic value for the last three fiscal years for non-employee director Marriott deferred stock units:

	2013	2012	2011
Share-based compensation expense (in millions)	$1.4	$1.2	$1.1
Non-employee director deferred stock units granted	31,000	27,000	29,000
Weighted average grant-date fair value (per share)	$44	$39	$36
Aggregate intrinsic value of shares distributed (in millions)	$0.7	$1.0	$1.4